ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES

(in thousands of $)	2021	2020
Vessel operating expenses	11,278	12,841
Administrative expenses	1,626	1,603
Interest expense	6,890	6,616
	19,794	21,060